Assets Held for sale	12 Months Ended
Dec. 31, 2018
Assets or disposal groups classified as held for sale or as held for distribution to owners [Abstract]
Assets Held for Sale

17. ASSETS HELD FOR SALE

Assets held for sale are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Investments in joint ventures and associates	46,217	—
Premises and equipment, etc.(*)	2,407	17,912

Total	48,624	17,912

(*)	The Group classified premises and equipment that are highly likely to be sold within one year as assets held for sale.

The Group measured assets held for sale as the smaller amount between the fair value less cost of sale and book value.